Intangible Assets - Additional Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Increase (decrease) in net income		$ 28,379	$ 15,227
Increase (Decrease) Earnings Per Share, Basic		$ 0.23	$ 0.13
Increase (Decrease) Earnings Per Share, Diluted		$ 0.22	$ 0.12
Amortization expense of finite-lived intangibles		160	22,463	9,571
Amortization expenses included in cost of sale		89	96	0
Gain (loss) on sale of intangible assets	4,170
Acquired Technology, Customer Relationships and Other Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Increase (Decrease) in amortization			12,833
Increase (decrease) in net income			$ (9,240)
Increase (Decrease) Earnings Per Share, Basic			$ (0.08)
Increase (Decrease) Earnings Per Share, Diluted			$ (0.07)